Restructuring Costs, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Severance costs		$ 0.3
Gain on sale of equipment		0.1
Professional costs		1.4
Relocation costs		0.2
Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Estimated termination benefits		0.9
Equipment relocation and facility closing costs	0.3	1.0
Gain on sale of equipment			0.1
Autoparts Holdings [Member] | China [Member]
Restructuring Cost and Reserve [Line Items]
Residual closing costs	0.1
Involuntary Employee Terminations [Member] | Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 0.3